EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)		35,874	0
Numerator [Abstract]
Net Income (Loss)	$ (70)	$ 6,931	$ (70)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	8,772,166	20,314,530	8,772,166
Dilutive effect of Warrants issued		35,874	0
Dilutive - Weighted Average Common Shares Outstanding (in shares)	8,772,166	20,350,404	8,772,166
Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (0.01)	$ 0.34	$ (0.01)
Diluted (in dollars per share)	$ (0.01)	$ 0.34	$ (0.01)